UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (2.1%)
Biotechnology
Editas Medicine, Inc. (a)	41,324	$564,486
Intellia Therapeutics, Inc. (a)	3,542	40,591
Sorrento Therapeutics, Inc. (a)	123,597	191,575
Total Biotechnology		796,652

Health Care Technology
NantHealth, Inc. (a)	113,205	349,803
Urogen Pharma Ltd. (a)	125,000	2,231,250
Total Health Care Technology		2,581,053

TOTAL COMMON STOCKS (Cost $4,831,062)		$3,377,705

EXCHANGE TRADED FUNDS (6.7%)
CurrencyShares Japanese Yen Trust (a)	31,245	2,715,191
iShares JP Morgan Emerging Markets Bond ETF	70,000	8,094,100
TOTAL EXCHANGE TRADED FUNDS (Cost $10,779,364)		$10,809,291

OPTIONS PURCHASED (1.4%) (a)
	Contracts
Call Options Purchased (0.4%)
Energy Select Sector SPDR, Expires June 16, 2017 at $70.50	5,000	40,000
S&P 500 Index, Expires June 2, 2017 at $2,425.00	420	28,350
SPX Volatility Index, Expires June 21, 2017 at $16.00	5,000	162,500
SPX Volatility Index, Expires June 21, 2017 at $17.00	8,500	255,000
SPX Volatility Index, Expires June 21, 2017 at $18.00	7,000	157,500
Total Call Options Purchased (Premiums paid $1,290,120)		643,350

Put Options Purchased (0.4%)
CoreCivic, Inc., Expires June 16, 2017 at $30.00	1,500	262,500
CurrencyShares Euro Trust, Expires June 16, 2017 at $104.00	3,000	4,500
iShares iBoxx Investment Grade Corporate Bond ETF, Expires June 16, 2017 at $116.00	5,000	25,000
iShares MSCI Brazil Capped ETF, Expires June 16, 2017 at $27.00	3,000	10,500
iShares MSCI Brazil Capped ETF, Expires June 16, 2017 at $31.00	3,000	51,000
Nu Skin Enterprises, Inc., Expires June 16, 2017 at $50.00	1,000	17,500
Nu Skin Enterprises, Inc., Expires June 16, 2017 at $55.00	500	63,750
S&P 500 Index, Expires June 2, 2017 at $2,300.00	900	13,500
S&P 500 Index, Expires June 16, 2017 at $2,280.00	500	71,250
S&P 500 Index, Expires June 16, 2017 at $2,300.00	600	112,500
Uniti Group, Inc., Expires June 16, 2017 at $22.50	2,000	15,000
Total Put Options Purchased (Premiums paid $2,509,765)		647,000

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

	Notional		Value
Over the Counter Options Purchased (0.4%)
EUR/USD & EUR/JPY, Dual Digital, Expires June 21, 2017 (b)	1,700,000	EUR	$-
S&P 500 Forward Starting Calls, Expires September 22, 2017 (c)	42,000,000	USD	558,558
SX5E EUR/USD EUR/GBP Worst of Put, Expires December 15, 2017 (d)	20,000,000	EUR	44,934
Total Over the Counter Options Purchased (Premiums paid $1,944,937)			603,492

Currency Options (0.2%)
USD Call / TWD Put, Expires January 31, 2018 at 31.32 TWD	30,000,000	USD	235,950
USD Call / TWD Put, Expires February 5, 2018 at 31.00 TWD	10,000,000	USD	97,390
Total Currency Options (Premiums paid $1,074,200)			333,340

TOTAL OPTIONS PURCHASED (Premiums paid $6,819,022)			$2,227,182

	Shares
SHORT-TERM INVESTMENTS (38.7%)
Fidelity Institutional Money Market Portfolio - Class I, 0.64% (e)	45,390,772		45,390,772
STIT Liquid Assets Portfolio - Institutional Class, 0.71% (e) (f)	16,526,683		16,526,683
TOTAL SHORT-TERM INVESTMENTS (Cost $61,917,455)			$61,917,455

TOTAL INVESTMENTS (48.9%) (Cost $84,346,903)			$78,331,633

OTHER ASSETS IN EXCESS OF LIABILITIES (51.1%)			81,724,779
TOTAL NET ASSETS (100.0%)			$160,056,412

(a) Non-income producing security.

(b) Payment from counterparty is received if the EUR/USD Spot rate trades below 1.0463 and the EUR/JPY Spot rate trades above 123.19 on June 19, 2017. Citigroup is the counterparty.

(c) Payment is based on a series of observations in the movement of the S&P 500 Index versus a 2.00% strike from March 24, 2017 through August 25, 2017. Citigroup is the counterparty.

(d) Payment is based on closing values of the Euro Stoxx 50 Index, the EUR/USD exchange rate, and the EUR/GBP exchange rate versus various strike prices. Citigroup is the counterparty.

(e) Rate quoted is seven-day yield at period end.

(f) Position held in the Subsidiary.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (-9.21%)

EXCHANGE TRADED FUNDS (-9.21%)
CurrencyShares Euro Trust (a)	(20,000)	$(2,175,400)
iShares MSCI Brazil Capped ETF	(16,000)	(562,720)
iShares MSCI EAFE ETF	(300)	(19,818)
PowerShares DB US Dollar Index Bullish Fund (a)	(390,000)	(9,781,200)
ProShares Ultra VIX Short-Term Futures ETF (a)	(200,000)	(2,198,000)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $15,752,815)		$(14,737,138)

TOTAL SECURITIES SOLD SHORT (Proceeds $15,752,815)		$(14,737,138)

	Contracts
WRITTEN OPTIONS (-2.2%)

Call Options Written (-0.7%)
Nu Skin Enterprises, Inc., Expires September 15, 2017 at $55.00	(500)	(197,500)
PowerShares DB US Dollar Index Bullish Fund, Expires June 16, 2017 at $27.00	(6,000)	(3,000)
SPX Volatility Index, Expires June 21, 2017 at $19.00	(5,000)	(87,500)
SPX Volatility Index, Expires June 21, 2017 at $22.00	(7,000)	(87,500)
SPX Volatility Index, Expires June 21, 2017 at $23.00	(8,500)	(127,500)
Tesla, Inc., Expires September 15, 2017 at $315.00	(150)	(667,500)
Total Call Options Written (Premiums received $1,186,991)		(1,170,500)

Put Options Written (-0.7%)
CurrencyShares Euro Trust, Expires June 16, 2017 at $101.00	(3,000)	(3,000)
iPath S&P 500 VIX Short-Term Futures ETN, Expires June 2, 2017 at $15.00	(5,000)	(802,500)
iShares MSCI Brazil Capped ETF, Expires June 16, 2017 at $29.00	(6,000)	(51,000)
S&P 500 Index, Expires June 2, 2017 at $2,250.00	(900)	(11,250)
S&P 500 Index, Expires June 16, 2017 at $2,200.00	(500)	(31,250)
S&P 500 Index, Expires June 16, 2017 at $2,225.00	(900)	(69,750)
SPX Volatility Index, Expires June 21, 2017 at $13.00	(850)	(144,500)
Total Call Options Written (Premiums received $1,445,837)		(1,113,250)

	Notional ($)
Currency Options Written (-0.8%) (b)
CNH Call / USD Put, Expires January 29, 2018 at 6.75 CNH	(15,000,000)	(78,270)
TWD Call / USD Put, Expires January 31, 2018 at 30.35 TWD	(30,000,000)	(852,810)
TWD Call / USD Put, Expires February 5, 2018 at 30.20 TWD	(10,000,000)	(253,340)
USD Call / CNH Put, Expires January 29, 2018 at 7.25 CNH	(15,000,000)	(72,180)
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR	(50,000,000)	(10,800)
USD Call / TWD Put, Expires January 31, 2018 at 33.50 TWD	(30,000,000)	(21,840)
USD Call / TWD Put, Expires February 5, 2018 at 33.50 TWD	(10,000,000)	(7,680)
Total Currency Options Written (Premiums received $2,581,300)		(1,296,920)

TOTAL WRITTEN OPTIONS (Premiums received $5,214,128)		$(3,580,670)

(a) Non-income producing security.

(b) Morgan Stanley is the counterparty of the written options on currency.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (-0.6%) (a)

			Fx Currency				Unrealized
Settlement	Currency		Value ($)	Currency		Value ($)	Appreciation /
Date	Delivered		May 31, 2017	Received		May 31, 2017	(Depreciation)
6/16/2017	19,056,100	SGD	13,773,128	13,358,172	USD	13,358,172	$(414,956)
6/23/2017	512,320,000	TWD	17,044,424	16,000,000	USD	16,000,000	(1,044,424)
6/23/2017	16,465,370	USD	16,465,370	512,320,000	TWD	17,044,424	579,054
7/3/2017	187,540,000	SAR	49,996,334	49,990,670	USD	49,990,670	(5,664)
7/20/2017	6,601,600,000	KRW	5,900,168	640,000,000	JPY	5,789,156	(111,012)
10/13/2017	300,000,000	TWD	9,998,225	10,000,000	USD	10,000,000	1,775
11/24/2017	15,000,000	EUR	17,014,159	1,113,450,000	INR	16,981,413	(32,746)

TOTAL FORWARD CURRENCY CONTRACTS							$(1,027,973)

(a) Morgan Stanley was the counterparty of all forward currency contracts held at May 31, 2017.

CREDIT DEFAULT SWAP CONTRACTS

			Rate Paid /			Up Front
	Buy / Sell	Reference	(Received)	Termination		Premium Paid /	Fair	Unrealized
Counterparty	Protection	Entity (b)	by the Fund	Date	Notional	(Received)	Value	Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	9/20/2017	$23,750,000	$52,313	$(141,793)	$(194,106)
BAML	Sell *	BRAZIL	(1.00%)	9/20/2018	(17,250,000)	(229,456)	154,595	384,051
BAML	Buy	BRAZIL	1.00%	9/20/2020	2,500,000	165,065	29,759	(135,306)
BAML	Buy	EM	1.00%	6/20/2021	20,000,000	1,228,010	712,944	(515,066)
MS	Buy	S KOREA	1.00%	9/20/2020	10,000,000	(128,945)	(222,619)	(93,674)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$1,086,987	$532,886	$(554,101)

* As a seller of credit protection, the Fund would be required to compensate the protection buyer if the reference entity had a credit event. The notional amount of the swap represents the maximum amount the Fund could be required to pay. Credit events include bankruptcy, failure to pay, default, or restructuring.

(b) The following is a description of each reference entity:

BRAZIL - Federative Republic of Brazil 4.25% January 7, 2025 EM - CDX EM 25 - CDX Emerging Markets S25 1.00% June 20, 2021 S KOREA - Republic of Korea 7.125% April 16, 2019

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

OTHER SWAP CONTRACTS

		Volatility / Correlation	Termination		Unrealized
Counterparty	Swap Type & Reference Entity (a)	Strike	Date	Vega Notional	Gain / (Loss)
BAML	Dispersion SPX Basket	16.78% (2)	1/19/2018	425,000 (USD)	(17,633)
BAML	Variance Corridor NKY (1)	26.60%	12/11/2020	56,375,000 (JPY)	267,576
BAML	Variance GLD	13.40%	9/15/2017	350,000 (USD)	(136,749)
BAML	Variance SPX	20.90%	12/18/2020	500,000 (USD)	657,825
CITI	Correlation SX5E & EUR/GBP FX *	-42.00%	12/15/2017	50,000 (EUR)	1,643,672
CITI	Correlation SX5E & EUR/GBP FX *	-32.00%	12/20/2019	50,000 (EUR)	119,555
CITI	Correlation SX5E & EUR/JPY FX *	13.50%	12/21/2018	40,000 (EUR)	1,313,590
CITI	Correlation SX5E & EUR/USD FX *	-21.00%	12/15/2017	40,000 (EUR)	171,319
CITI	Correlation SX5E & EUR/USD FX *	-24.00%	12/15/2017	50,000 (EUR)	656,167
CITI	Correlation SX5E & EUR/USD FX *	-29.00%	12/21/2018	100,000 (USD)	1,789,601
CITI	Correlation SX5E & EUR/USD FX *	-24.00%	12/26/2018	75,000 (USD)	714,430
CITI	Dispersion XLF Basket	22.75% (2)	1/19/2018	350,000 (USD)	1,084,661
CITI	Dispersion NDX Basket	18.35% (2)	1/19/2018	250,000 (USD)	(80,861)
MS	Correlation SX5E & EUR/GBP FX *	-44.00%	12/15/2017	130,000 (EUR)	4,482,115
MS	Correlation SX5E & EUR/GBP FX *	-45.00%	12/19/2017	50,000 (EUR)	1,892,398
MS	Correlation SX5E & EUR/JPY FX *	6.00%	12/21/2018	40,000 (EUR)	1,668,074
MS	Correlation SX5E & EUR/JPY FX *	10.00%	12/21/2018	50,000 (EUR)	1,864,048
MS	Correlation SX5E & EUR/JPY FX *	18.00%	12/21/2018	30,000 (EUR)	723,939
MS	Correlation SX5E & EUR/JPY FX *	7.00%	12/20/2019	25,000 (EUR)	998,033
MS	Correlation SX5E & EUR/KRW FX *	-47.00%	12/21/2018	40,000 (EUR)	785,559
MS	Correlation SX5E & EUR/USD FX *	-25.00%	12/15/2017	50,000 (EUR)	799,895
MS	Correlation SX5E & EUR/USD FX *	-24.50%	12/21/2018	40,000 (EUR)	593,952
MS	Variance SX5E	27.60%	12/21/2018	(320,000) (EUR)	2,700,156
MS	Variance SX5E Options * (3)	23.25%	12/21/2018	320,000 (EUR)	(1,073,883)
SG	Variance Corridor NKY (4)	21.65%	12/11/2020	250,000 (USD)	183,848
SG	Variance Corridor NKY (5)	21.70%	12/11/2020	345,000 (EUR)	267,577
SG	Variance Corridor NKY (6)	23.00%	12/11/2020	400,000 (USD)	(325,252)
SG	Variance Corridor NKY (7)	23.15%	12/11/2020	350,000 (USD)	(360,504)
SG	Variance Corridor SX5E (8)	22.10%	12/18/2020	400,000 (EUR)	(699,846)
SG	Variance SPX	22.20%	12/18/2020	(350,000) (USD)	880,601
SG	Variance SPX	23.00%	12/18/2020	(400,000) (USD)	683,009
SG	Variance SPX	21.10%	12/18/2020	423,600 (USD)	616,418
SG	Variance SPX	21.65%	12/18/2020	250,000 (USD)	293,141
SG	Variance SX5E	23.95%	12/18/2020	(325,000) (EUR)	680,015

TOTAL OF OTHER SWAP CONTRACTS					$ 25,854,079

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch		MS − Morgan Stanley
CITI − Citigroup		SG − Societe Generale

(a) The following is a description of each reference entity:

GLD - SPDR Gold Shares NKY - Nikkei 225 Index		SPX - S&P 500 Index SX5E - Euro Stoxx 50 Index	XLF - Financial Select Sector SPDR ETF

* Illiquid securities.

(1) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains above 9,615.

(2) Index strike price. The underlying basket includes various strike prices.

(3) Replication portfolio of a strip of options on the SX5E Index.

(4) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains between 9,760.795 and 39,043.180.

(5) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains above 9,332.315.

(6) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains between 9,673.77 and 38,695.06.

(7) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains between 9,733.70 and 38,934.80.

(8) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains at or above 1,982,454.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate Paid	Termination		Unrealized
Counterparty	Reference Entity (a)	by the Fund	Date	Notional	Gain / (Loss)
BAML	MLBX3MSE (b)	0.87%	3/29/2018	$ 2,127,634	$ -
BAML	MLBX4SX6 (b)	2.20%	3/29/2018	48,042,717	-
BAML	MLBX73C0 (b)	1.75%	3/29/2018	47,541,398	-
BAML	MLBX73CD (b)	1.96%	3/29/2018	14,706,454	-
BAML	MLCIUKVN (b)	-	2/13/2018	40,502,661	-
BAML	MLEICWSP	-	4/27/2018	33,773,843	156,468
BAML	MLEIS2TY	0.45%	4/30/2018	16,115,422	(98,666)
BAML	MLEISVGL	1.10%	11/17/2017	7,676,089	44,062
BAML	MLEISVHY	0.60%	2/16/2018	4,311,364	(6,160)
BAML	MLEISVSO	1.50%	5/19/2017	4,642,094	(143,734)
BAML	MLEISVXE	0.60%	9/15/2017	7,733,814	29,337
CITI	CIXBLN10 (b)	2.60%	7/17/2017	29,234,431	-
MS	MSUSHLTH	0.80% + 3 Month LIBOR	12/8/2017	4,891,784	(7,828)
MS	MSUSMRW8	0.40%	3/2/2018	9,757,728	-
SG	SGBVWEPH	0.38%	5/9/2017	39,791,214	1,978,394
SG	SGI US Gravity Index	0.50%	10/24/2017	13,941,119	(60,242)
SG	SGI Wildcat Top MLP Index	0.40% + 3 Month LIBOR	8/10/2017	8,092,242	(18,405)
SG	Wildcat Ludician 2 USD ER Index	0.50%	5/5/2018	8,500,000	-

TOTAL OF TOTAL RETURN SWAP CONTRACTS					$ 1,873,226

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch
CITI − Citigroup
MS − Morgan Stanley
SG − Societe Generale

(a) The following is a description of each reference entity:

MLBX3MSE, MLBX4SX6, MLBX73C0, MLBX73CD, MLCIUKVN - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

MLEICWSP - Merill Lynch Constant Synthetic Variance Index - CWSP trades SPDR S&P 500 ETF Trust variance.

MLEIS2TY - Merill Lynch Short Synthetic Variance Index - TY Series 2 trades 10-year US Treasury Note Futures variance.

MLEISVGL - GL trades SPDR Gold Shares variance.

MLEISVHY - Merrill Lynch Short Synthetic Variance Index - HY trades iShares iBoxx High Yield Corporate Bond ETF variance.

MLEISVSO - Merrill Lynch Short Synthetic Variance Index - SO trades United States Oil Fund LP variance.

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - WM trades iShares Russell 2000 ETF variance.

MLEISVXE - Merrill Lynch Short Synthetic Variance Index - XE trades CurrencyShares Euro Trust variance.

MLEISWSP - Merrill Lynch Short Synthetic Variance Index - WSP trades SPDR S&P 500 ETF variance.

CIXBLN10 Index trades commodity futures on a relative value basis across agriculture, energy, industrial metals, precious metals, and livestock.

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.

MSUSMRW8 trades mean reversion on select ETFs and their constituents.

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index EUR on a market neutral basis.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

 Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

(b) Position held in Subsidiary.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2017 (Unaudited)

Consolidation of Subsidiary:
The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at May 31, 2017, were $24,593,798, which represented 15.37% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy. The fund makes cross-asset correlation investments, at times utilizing contingent and dual binary options. The Adviser deems these positions to be illiquid and classifies these positions as Level 2 or Level 3 in the fair value hierarchy. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 2.0%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Credit Default Swaps (CDS) are valued by independent pricing services using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility level could change the value of corridor variance swaps by up to 136.0%.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 8.56%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of May 31, 2017:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$3,377,705	$-	$-	$3,377,705
Exchange Traded Funds	10,809,291	-	-	10,809,291
Options Purchased	-	2,227,182	-	2,227,182
Short-Term Investments	61,917,455	-	-	61,917,455
Total Assets	76,104,451	2,227,182	-	78,331,633

Liabilities
Securities Sold Short	(14,737,138)	-	-	(14,737,138)
Total	$61,367,313	$2,227,182	$-	$63,594,495

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(3,580,670)	$-	$(3,580,670)
Forward Currency Contracts	-	(1,027,973)	-	(1,027,973)
Credit Default Swaps	-	(554,101)	-	(554,101)
Other Swaps	-	6,304,333	19,549,746	25,854,079
Total Return Swaps	-	1,873,226	-	1,873,226
Total	$-	$3,014,815	$19,549,746	$22,564,561

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Written Options	Swap Contracts
Balance at August 31, 2016	$(1,568,276)	$5,795,325
Purchased (Received)	-	-
Realized Gain (Loss)	2,520,000	3,677,051
Amortization	-	-
Change in unrealized appreciation/depreciation	1,586,276	10,077,370
Expirations	(2,520,000)	-
(Sale) Cover	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Balance at May 31, 2017	$-	$19,549,746

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels for the period ended May 31, 2017.

Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By         /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date     July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date     July 25, 2017